Expense Example {- Brokerage and Investment Management Portfolio} - 02.28 Select Portfolios: Group 4 Financials Sector Combo PRO-20 - Brokerage and Investment Management Portfolio - Brokerage and Investment Management Portfolio-Default
Apr. 29, 2022 USD ($)
Expense Example:
1 year	$ 77
3 years	240
5 years	417
10 years	$ 930